Loans Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Loans Payable [Abstract]
Schedule of Loans Payable

As of March 31, 2025 and December 31, 2024, the Company had outstanding the following loans payable:

	March 31,	December 31,
	2025	2024
Future receivables financing agreement with Cedar Advance LLC, non-interest bearing, matures June 1, 2025	$125,000	$156,250
Future receivables financing agreement with Pawn Funding, non-interest bearing, matures June 1, 2025	125,000	156,250
Future receivables financing agreement with Slate Advance LLC, non-interest bearing, matures December 1, 2025	179,055	195,333
Future receivables financing agreement with Meged Funding Group, non-interest bearing, matures July 1, 2025	200,000	240,000
Channel Partners Capital LLC Loan, matures May 14, 2026, net of debt discount of $2,155 and $2,986, respectively	198,277	233,101
Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures September 29, 2025, net of debt discount of $19,718 and $40,739, respectively	211,392	256,767
OnDeck Capital Loan, matures November 27, 2025, net of debt discount of $1,817 and $3,244, respectively	108,260	138,026
Future receivables financing agreement with Casa Capital, non-interest bearing, matures October 21, 2025, net of debt discount of $16,420 and $0, respectively	183,580	-
Future receivables financing agreement with Fenix Funding LLC, matures September 9, 2025, net of debt discount of $6,943 and $0, respectively	219,183	-
Headway Capital line of credit, interest of 4.17% per month, matures February 9, 2027	95,445	-
Total	$1,645,192	$1,375,727

Less: Current portion of loans payable	(1,575,093)	(1,297,602)

Loans payable, net of current portion	$70,100	$78,125

As of December 31, 2024 and 2023, the Company had outstanding the following loans payable:

	December 31,
	2024	2023
Future receivables financing agreement with Cedar Advance LLC, non-interest bearing, matures June 1, 2025, net of debt discount of $0 and $23,040, respectively	$156,250	$623,118
Future receivables financing agreement with Pawn Funding, non-interest bearing, matures June 1, 2025, net of debt discount of $0 and $18,240, respectively	156,250	692,885
Future receivables financing agreement with Slate Advance LLC, non-interest bearing, matures December 1, 2025, net of debt discount of $0 and $26,786, respectively	195,333	630,092
Future receivables financing agreement with Meged Funding Group, non-interest bearing, matures July 1, 2025, net of debt discount of $0 and $24,986, respectively	240,000	700,059
Promissory note issued to InterCloud Systems, Inc., non-interest bearing, unsecured and due on demand	-	217,400
Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures January 12, 2024, net of debt discount of $0 and $1,000 respectively	-	47,741
Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures January 23, 2024, net of debt discount of $0 and $2,500 respectively	-	84,508
Channel Partners Capital LLC Loan, matures May 14, 2026, net of debt discount of $2,986	233,101	-
Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures September 29, 2025 net of debt discount of $40,739	256,767	-
OnDeck Capital Loan, matures November 27, 2025, net of debt discount of $3,244	138,026	-
Total	$1,375,727	$2,995,803

Less: Current portion of loans payable	(1,297,602)	(2,995,803)

Loans payable, net of current portion	$78,125	$-